GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE - Disclosure of detailed information about general and administrative expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Selling, general and administrative expense [abstract]
Office and general	$ 12,787	$ 11,819
Wages and benefits	8,381	7,611
Professional fees	6,147	5,367
Research & development	3,450	1,269
Depreciation and amortization	2,613	1,510
Travel and accommodation	98	383
Utilities	89	37
Total selling, general and administrative expense	$ 33,565	$ 27,996